Equity - Summary of Relationship between Performance and Vesting Rate (Details)	9 Months Ended
Sep. 26, 2020 $ / shares
Less Than 8 Per Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate	0.00%
More Than 8 Per Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate, Description	Pro-rated
More Than or Equal to 12 Per Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate, Description	Full Vesting
Average market price	$ 12
Minimum [Member] | Less Than 8 Per Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average market price	8
Maximum [Member] | More Than 8 Per Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average market price	$ 8